Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

	December 31, 2016	December 31, 2015
Cash at banks	$49,787	$37,719
Short-term deposits	3,004	115
Total cash and cash equivalents	$52,791	$37,834